Note 4 - Loans - Impaired Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Unpaid Principal Balance	$ 3,547
Investment with no allowance	1,211
Recorded investment with allowance	2,066
Recorded Investment	3,277
Related allowance	116
Average recorded investment	2,807
Real Estate Portfolio Segment [Member]
Unpaid Principal Balance	3,243
Investment with no allowance	1,015
Recorded investment with allowance	2,066
Recorded Investment	3,081
Related allowance	116
Average recorded investment	2,593
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Unpaid Principal Balance	0
Investment with no allowance	0
Recorded investment with allowance	0
Recorded Investment	0
Related allowance	0
Average recorded investment	86
Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Unpaid Principal Balance	30
Investment with no allowance	30
Recorded investment with allowance	0
Recorded Investment	30
Related allowance	0
Average recorded investment	32
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Unpaid Principal Balance	190
Investment with no allowance	190
Recorded investment with allowance	0
Recorded Investment	190
Related allowance	0
Average recorded investment	479
Real Estate Portfolio Segment [Member] | Commercial Real Estate Portfolio Segment [Member]
Unpaid Principal Balance	3,023
Investment with no allowance	795
Recorded investment with allowance	2,066
Recorded Investment	2,861
Related allowance	116
Average recorded investment	1,996
Commercial Portfolio Segment [Member]
Unpaid Principal Balance	304
Investment with no allowance	196
Recorded investment with allowance	0
Recorded Investment	196
Related allowance	0
Average recorded investment	214
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Unpaid Principal Balance	304
Investment with no allowance	196
Recorded investment with allowance	0
Recorded Investment	196
Related allowance	0
Average recorded investment	$ 214